Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) operatingSegment	Dec. 31, 2021 USD ($)	Mar. 15, 2023	Feb. 28, 2023 entity
Property, Plant and Equipment [Line Items]
Number of operating segments | operatingSegment	1
Impairment of leased assets | $	$ 3,021,000	$ 0
Subsequent Event
Property, Plant and Equipment [Line Items]
Number of related party entities | entity				2
Ohr Cosmetics, LLC | Chief Executive Officer
Property, Plant and Equipment [Line Items]
Family of the Executive Chairman investment, ownership percentage	1.60%
Ohr Cosmetics, LLC | Board of Directors
Property, Plant and Equipment [Line Items]
Family of the Executive Chairman investment, ownership percentage	1.60%
NovaPark | Subsequent Event
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage			10.00%
NovaPark | Equity Method Investee
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	10.00%
NovaPark | Equity Method Investee | Subsequent Event
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage				10.00%
Ohr Cosmetics, LLC
Property, Plant and Equipment [Line Items]
Investment, ownership percentage	2.40%
Ohr Cosmetics, LLC | Subsequent Event
Property, Plant and Equipment [Line Items]
Investment, ownership percentage				2.40%
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years